Segment Reporting - Schedule of Reconciliation from Reportable Segment Income (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net revenues	$ 20,486,067	$ 18,222,160	$ 9,163,101
Total cost of revenues	19,151,257	16,525,922	8,129,363
Total gross profit	1,334,810	1,696,238	1,033,738
Selling and marketing	(211,490)	(269,806)	(222,679)
General and administrative	(2,122,961)	(2,871,441)	(3,384,571)
Research and development	(954,177)	(888,491)	(613,274)
Impairment loss of intangible assets	(1,401,416)
Total operating expenses	(4,690,044)	(4,029,738)	(4,220,524)
Loss from operations	(3,355,234)	(2,333,500)	(3,186,786)
Fair value changes in contingent asset		(265,205)	979,770
Impairment loss of long-term investments	(3,520,660)	(3,040,113)
Impairment loss of goodwill	(1,732,454)	(1,362,441)	(1,792,392)
Other income	246,325	397,226	136,048
Loss from continuing operations before income tax and share of loss of equity method investments	(8,362,023)	(6,604,033)	(3,863,360)
(Loss) income from discontinued operation before income tax and share of loss of equity method investments	262,475	(2,299,208)	(3,252,304)
Loss before income tax and share of loss of equity method investments	(8,099,548)	(8,903,241)	(7,115,664)
Battery Cells and Packs Segment [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net revenues	18,781,695	16,318,839	8,001,323
Total cost of revenues	18,079,653	15,407,010	7,433,057
Total gross profit	702,042	911,829	568,266
Selling and marketing	(109,623)	(166,235)	(165,039)
General and administrative	(715,223)	(824,648)	(799,281)
Research and development
Impairment loss of intangible assets
Loss from operations	(122,804)	(79,054)	(396,054)
Electronic control system sales segment [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net revenues	1,069,278	1,401,783	834,148
Total cost of revenues	654,004	738,056	450,118
Total gross profit	415,274	663,727	384,030
Others segment [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net revenues	635,094	501,538	327,630
Total cost of revenues	417,600	380,856	246,188
Total gross profit	217,494	120,682	81,442
Selling and marketing	(36,814)	(26,700)	(6,882)
General and administrative	(1,247,113)	(1,848,346)	(2,384,836)
Research and development	(344,836)	(236,674)	(81,290)
Impairment loss of intangible assets
Loss from operations	$ (1,411,269)	$ (1,991,038)	$ (2,391,566)